Net loss per share attributable to common stockholders (Tables)	12 Months Ended
Dec. 31, 2022
Net loss per share attributable to common stockholders [Abstract]
Schedule of basic and diluted net loss per share attributable to common stockholders
	Year ended December 31,
	2022	2021
Net loss attributable to common stockholders	(104,221,432)	(21,055,599)
Less: Accretion to preferred stock redemption value	—	(13,463,002)
	(104,221,432)	(34,518,601)
Weighted-average number of shares outstanding used to compute net loss per share attributable to common stockholders, basic and diluted	96,835.154	63,992.300
Net loss per share attributable to common stockholders, basic and diluted	(1,076.28)	(539.42)

Schedule of computation of diluted net loss per share
	As of December 31,
	2022	2021
Redeemable convertible preferred stock	307,298.151	307,298.151
Stock based compensation	—	20,187.576
Unvested restricted stock units	5,968.000	—
Warrants	14,961.265	6,886.027
Total	328,227.416	334,371.754